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                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 3/31/2000
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
This Amendment (Check only one.):    / / is a restatement.
                                     / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         DG Capital Management, Inc.
                 -------------------------------
   Address:      101 Arch St., Suite 650
                 -------------------------------
                 Boston, MA 02110
                 -------------------------------

                 -------------------------------

Form 13F File Number:
                         ---------------------

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kimberly Voss
         -------------------------------
Title:   Office Manager
         -------------------------------
Phone:   617-896-1500
         -------------------------------

Signature, Place, and Date of Signing:
Kimberly Voss                      Boston, MA
-------------------------------    -----------------   -------------
[Signature]                        [City, State]       [Date]

Report Type (Check only one.):

    /X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

    / / 13F NOTICE. (Check here if no holdings reported are in this report,

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        and all holdings are reported by other reporting manager(s).)

    / / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

   List of Other Managers Reporting for this Manager:
   [If there are no entries in this list, omit this section.]

        Form 13F File Number        Name

           ---------------          ------------------------------------

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                            0
                                                           --------------------

Form 13F Information Table Entry Total:                       89
                                                           --------------------

Form 13F Information Table Value Total:                       177,607
                                                           --------------------
                                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.          Form 13F File Number      Name

     None
     ------       -----------------         ---------------------------------
     [Repeat as necessary.]

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
                                   Title                Value    Shrs or  Sh/ Put/  Investment   Other     Voting   Authority
Name of Issuer                     of Class  CUSIP     (x $1000) Prn Amt  Prn Call  Discretion   Managers  Sole     Shared     Other
ABITIBI-CONSOLIDATED                COMMON   003924107   1,302   165,000  SH        SOLE                   165,000
ACE LIMITED                         COMMON   G0070K103     271    46,000  SH        SOLE                    46,000
AGCO CORP                           COMMON   001084102   1,603   167,000  SH        SOLE                   167,000
ALBERTA ENERGY COMPANY CORP         COMMON   012873105   2,765    62,400  SH        SOLE                    62,400
AMERICAN PHYSICIANS CAPITAL INC     COMMON   028884104   1,181    64,700  SH        SOLE                    64,700
ANADARKO PETE                       COMMON   032511107   6,135    97,715  SH        SOLE                    97,715
ANC RENTAL CORP                     COMMON   001813104   1,246   415,400  SH        SOLE                   415,400
ATWOOD OCEANICS INC                 COMMON   050095108   1,256    30,700  SH        SOLE                    30,700
AVAYA INC                           COMMON   053499109   2,129   163,800  SH        SOLE                   163,800
AVISTA CORP                         COMMON   05379B107   2,225   126,300  SH        SOLE                   126,300
BLOCKBUSTER INC                     COMMON   093679108   2,478   165,300  SH        SOLE                   165,300
BORDERS GROUP INC                   COMMON   099709107   1,858   110,400  SH        SOLE                   110,400
CARNIVAL CORP                       COMMON   143658102   1,918    69,300  SH        SOLE                    69,300
CENDANT CP                          COMMON   151313103   3,764   258,000  SH        SOLE                   258,000
CHARTER COMMUNICATIONS              COMMON   16117M107   5,071   224,200  SH        SOLE                   224,200
CHESAPEAKE ENERGY CORP              COMMON   165167107   1,845   208,500  SH        SOLE                   208,500
CITIGROUP INC                       COMMON   172967101   3,234    71,900  SH        SOLE                    71,900
COLUMBUS MCKINNON                   COMMON   199333105     552    70,735  SH        SOLE                    70,735
COMCAST CORP                        COMMON   200300200   8,329   198,600  SH        SOLE                   198,600
COMPAQ COMPUTER                     COMMON   204493100     528    29,000  SH        SOLE                    29,000
COMPUTER ASSOCIATES INTL            COMMON   204912109   1,474    54,200  SH        SOLE                    54,200
CONSOLIDATED STORES CORP            COMMON   210149100   1,005   100,000  SH        SOLE                   100,000
COUNTRYWIDE CREDIT INDUSTRIES INC   COMMON   222372104   1,959    39,700  SH        SOLE                    39,700
CSK AUTO CORP                       COMMON   125965103   1,061   153,800  SH        SOLE                   153,800
eFUNDS CORP                         COMMON   28224R101     914    47,500  SH        SOLE                    47,500
EL PASO ENERGY                      COMMON   28336L109   4,999    76,550  SH        SOLE                    76,550
ELECTRONIC DATA SYSTEMS CORP        COMMON   285661104   5,396    96,600  SH        SOLE                    96,600
ENCOMPASS SERVICES CORP             COMMON   29255U104   1,269   258,900  SH        SOLE                   258,900
FANNIE MAE                          COMMON   313586109   8,581   107,800  SH        SOLE                   107,800
FOSTER WHEELER CORP                 COMMON   350244109     278    15,500  SH        SOLE                    15,500
FREDIE MAC                          COMMON   313400301   4,817    74,300  SH        SOLE                    74,300
GLOBAL INDUSTRIES LTD               COMMON   379336100     938    64,400  SH        SOLE                    64,400
GRANT PRIDECO INC                   COMMON   38821G101     991    57,600  SH        SOLE                    57,600
GULF ISLAND FABRICATIONS INC        COMMON   402307102     397    20,900  SH        SOLE                    20,900
HELEN OF TROY LIMITED               COMMON   G4388N106     868   154,500  SH        SOLE                   154,500
HIGHLANDS INSURANCE GROUP           COMMON   431032101     104    31,500  SH        SOLE                    31,500
HORIZON ORGANIC HOLDING CORP        COMMON   44043T103     250    45,500  SH        SOLE                    45,500
HUGHES SUPPLY INC                   COMMON   444482103     602    41,200  SH        SOLE                    41,200
HYDRIL CO                           COMMON   448774109     448    19,600  SH        SOLE                    19,600
I-MANY INC                          COMMON   44973Q103     794    69,800  SH        SOLE                    69,800
iSHARES INC                         COMMON   464286806   1,371    82,100  SH        SOLE                    82,100
JOHNSON & JOHNSON                   COMMON   478160104   4,374    50,000  SH        SOLE                    50,000
KEY ENERGY SERVICES INC             COMMON   492914106   1,877   175,400  SH        SOLE                   175,400
KIMBERLY-CLARK CORP                 COMMON   494368103   7,068   104,200  SH        SOLE                   104,200
LAYNE CHRISTENSEN CO                COMMON   521050104     334    57,200  SH        SOLE                    57,200
LEXMARK INTERNATIONAL INC           COMMON   529771107   2,067    45,400  SH        SOLE                    45,400
LIBERTY CORP                        COMMON   530370105     639    18,800  SH        SOLE                    18,800
LIBERTY MEDIA GROUP                 COMMON   001957208   1,942   138,700  SH        SOLE                   138,700
MICRON ELECTRONICS INC              COMMON   595100108       0       100  SH        SOLE                       100

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NATCO GROUP INC                     COMMON   63227W203     943    96,700  SH        SOLE                    96,700
NATIONAL OILWELL INC                COMMON   637071101   1,053    30,400  SH        SOLE                    30,400
NBTY INC                            COMMON   628782104   1,235   145,300  SH        SOLE                   145,300
NEWPARK RESOURCES                   COMMON   651718504     622    69,200  SH        SOLE                    69,200
NOBLE AFFILIATES INC                COMMON   654894104   3,201    76,700  SH        SOLE                    76,700
NS GROUP INC                        COMMON   628916108     403    36,100  SH        SOLE                    36,100
OFFICE DEPOT INC                    COMMON   676220106   1,050   120,000  SH        SOLE                   120,000
OREGON STEEL MILLS INC              COMMON   686079104     338    66,300  SH        SOLE                    66,300
PFIZER INC                          COMMON   717081103     811    19,800  SH        SOLE                    19,800
PHILLIPS PETROLEUM CO               COMMON   718507106   7,360   133,700  SH        SOLE                   133,700
PITTSON CORP                        COMMON   725701106   1,612    74,300  SH        SOLE                    74,300
PRIZE ENERGY CORP                   COMMON   74267L106   1,318    64,600  SH        SOLE                    64,600
RITE AID CORP                       COMMON   767754104     533    79,600  SH        SOLE                    79,600
ROCKWELL INTERNATIONAL CORP         COMMON   773903109     909    25,000  SH        SOLE                    25,000
ROWAN COMPANIES INC                 COMMON   779382100   2,035    74,000  SH        SOLE                    74,000
ROYAL CARIBBEAN CRUISES LTD         COMMON   V7780T103   1,955    84,800  SH        SOLE                    84,800
SAUER-DANFOSS INC                   COMMON   804137107     380    42,600  SH        SOLE                    42,600
SMURFIT-STONE CONTAINER CORP        COMMON   832727101     226    17,000  SH        SOLE                    17,000
SPARTECH CORP                       COMMON   847220209     954    59,100  SH        SOLE                    59,100
SWIFT ENERGY                        COMMON   870738101   1,387    43,300  SH        SOLE                    43,300
TEEKAY SHIPPING CORP                COMMON   Y8564W103     839    19,700  SH        SOLE                    19,700
THE B. F. GOODRICH CO               COMMON   382388106   2,782    72,500  SH        SOLE                    72,500
THE ST. PAUL COMPANIES INC          COMMON   792860108   5,238   118,900  SH        SOLE                   118,900
TIDEWATER                           COMMON   886423102   2,689    59,500  SH        SOLE                    59,500
TRIZEC HAHN                         COMMON   896938107   1,011    67,200  SH        SOLE                    67,200
TYCO INTERNATIONAL LTD              COMMON   902124106     865    20,000  SH        SOLE                    20,000
U. S. INDUSTRIES                    COMMON   912080108   1,310   224,400  SH        SOLE                   224,400
UICI                                COMMON   902737105     741    84,400  SH        SOLE                    84,400
UNIFI INC                           COMMON   904677101     113    16,000  SH        SOLE                    16,000
UNITED TECHNOLOGIES CORP            COMMON   913017109   5,886    80,300  SH        SOLE                    80,300
UNIVERSAL COMPRESSION HOLDINGS INC  COMMON   913431102   1,358    38,800  SH        SOLE                    38,800
UNOCAL CORP DEL                     COMMON   915289102   2,327    67,300  SH        SOLE                    67,300
VARCO INDUSTRIES INC                COMMON   922122106   1,497    72,500  SH        SOLE                    72,500
VIACOM INC                          COMMON   925524208   4,753   108,100  SH        SOLE                   108,100
VINTAGE PETROLEUM INC               COMMON   927460105     606    29,800  SH        SOLE                    29,800
WABTECH CORP                        COMMON   929740108   1,312   103,300  SH        SOLE                   103,300
WALT DISNEY CO                      COMMON   254687106   2,691    94,100  SH        SOLE                    94,100
WAYPOINT FINANCIAL                  COMMON   946756103   1,843   173,500  SH        SOLE                   173,500
WILD OATS MARKETS INC               COMMON   96808B107     919   101,800  SH        SOLE                   101,800
WILLIAMS COMPANIES INC              COMMON   969457100   3,994    93,200  SH        SOLE                    93,200